(2_FIDELITY_LOGOS)

FIDELITY
MAGELLAN(registered trademark)
FUND

ANNUAL REPORT
MARCH 31, 1997

CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     31   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    35   Notes to the financial statements.

REPORT OF INDEPENDENT    42   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            43


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997              PAST 1   PAST 5    PAST 10
                                          YEAR     YEARS     YEARS

Fidelity Magellan                         9.11%    100.45%   263.91%

Fidelity Magellan (incl. 3% sales charge) 5.84%    94.44%    252.99%

S&P 500(registered trademark)             19.82%   113.93%   251.11%

Growth Funds Average                      11.76%   87.43%    203.06%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 730 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997              PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity Magellan                         9.11%    14.92%   13.79%

Fidelity Magellan (incl. 3% sales charge) 5.84%    14.22%   13.44%

S&P 500                                   19.82%   16.42%   13.37%

Growth Funds Average                      11.76%   13.09%   11.33%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Magellan                    SP Standard & Poor 500
             00021                       SP001
  1987/03/31       9700.00                    10000.00
  1987/04/30       9544.41                     9911.00
  1987/05/31       9554.14                     9997.23
  1987/06/30       9949.66                    10502.09
  1987/07/31      10435.89                    11034.54
  1987/08/31      10855.00                    11446.13
  1987/09/30      10588.29                    11195.46
  1987/10/31       7855.95                     8783.96
  1987/11/30       7262.67                     8060.16
  1987/12/31       7970.23                     8673.54
  1988/01/31       8286.26                     9038.69
  1988/02/29       8789.12                     9459.90
  1988/03/31       8765.27                     9167.59
  1988/04/30       8922.29                     9269.35
  1988/05/31       8898.44                     9349.99
  1988/06/30       9506.64                     9779.15
  1988/07/31       9445.02                     9741.99
  1988/08/31       9144.90                     9410.77
  1988/09/30       9528.50                     9811.66
  1988/10/31       9727.26                    10084.43
  1988/11/30       9596.08                     9940.22
  1988/12/31       9784.63                    10114.17
  1989/01/31      10578.42                    10854.53
  1989/02/28      10406.30                    10584.25
  1989/03/31      10716.12                    10830.87
  1989/04/30      11254.76                    11392.99
  1989/05/31      11848.97                    11854.41
  1989/06/30      11746.17                    11786.84
  1989/07/31      12733.07                    12851.19
  1989/08/31      13066.15                    13103.07
  1989/09/30      13292.31                    13049.35
  1989/10/31      12874.94                    12746.60
  1989/11/30      13086.71                    13006.63
  1989/12/31      13168.59                    13318.79
  1990/01/31      12319.29                    12425.10
  1990/02/28      12572.32                    12585.39
  1990/03/31      12893.56                    12918.90
  1990/04/30      12567.92                    12595.93
  1990/05/31      13685.74                    13824.03
  1990/06/30      13745.23                    13730.02
  1990/07/31      13589.66                    13686.09
  1990/08/31      12258.14                    12448.87
  1990/09/30      11480.28                    11842.61
  1990/10/31      11338.44                    11791.68
  1990/11/30      12196.37                    12553.43
  1990/12/31      12574.87                    12903.67
  1991/01/31      13453.92                    13466.27
  1991/02/28      14622.10                    14429.10
  1991/03/31      15118.75                    14778.29
  1991/04/30      15174.71                    14813.76
  1991/05/31      16039.96                    15453.71
  1991/06/30      15097.43                    14745.93
  1991/07/31      16035.15                    15433.09
  1991/08/31      16528.06                    15798.86
  1991/09/30      16465.55                    15535.01
  1991/10/31      16686.75                    15743.18
  1991/11/30      15862.03                    15108.73
  1991/12/31      17734.13                    16837.17
  1992/01/31      17741.88                    16524.00
  1992/02/29      18101.17                    16738.81
  1992/03/31      17610.06                    16412.41
  1992/04/30      17871.12                    16894.93
  1992/05/31      18042.35                    16977.72
  1992/06/30      17724.56                    16724.75
  1992/07/31      18221.97                    17408.79
  1992/08/31      17826.80                    17051.91
  1992/09/30      18031.30                    17253.12
  1992/10/31      18158.41                    17313.51
  1992/11/30      18617.14                    17903.90
  1992/12/31      18978.10                    18124.12
  1993/01/31      19478.08                    18276.36
  1993/02/28      19884.69                    18524.92
  1993/03/31      20613.58                    18915.79
  1993/04/30      20815.37                    18458.03
  1993/05/31      21635.80                    18952.71
  1993/06/30      21937.52                    19007.67
  1993/07/31      22179.52                    18931.64
  1993/08/31      23483.83                    19649.15
  1993/09/30      23738.41                    19497.85
  1993/10/31      23754.12                    19901.46
  1993/11/30      22971.54                    19712.39
  1993/12/31      23657.64                    19950.91
  1994/01/31      24592.59                    20629.24
  1994/02/28      24412.28                    20070.19
  1994/03/31      23280.32                    19195.13
  1994/04/30      23514.06                    19440.83
  1994/05/31      23243.18                    19759.66
  1994/06/30      22234.72                    19275.55
  1994/07/31      22978.89                    19907.78
  1994/08/31      24067.33                    20724.00
  1994/09/30      23441.39                    20216.27
  1994/10/31      24234.24                    20671.13
  1994/11/30      22905.86                    19918.29
  1994/12/31      23229.27                    20213.68
  1995/01/31      22992.80                    20737.82
  1995/02/28      24282.93                    21545.97
  1995/03/31      25190.54                    22181.79
  1995/04/30      26362.44                    22835.05
  1995/05/31      27099.41                    23747.76
  1995/06/30      29163.56                    24299.42
  1995/07/31      31402.35                    25105.19
  1995/08/31      31674.77                    25168.21
  1995/09/30      32254.55                    26230.30
  1995/10/31      31430.29                    26136.66
  1995/11/30      32128.82                    27284.06
  1995/12/31      31783.07                    27809.55
  1996/01/31      32241.44                    28756.19
  1996/02/29      32030.74                    29022.76
  1996/03/31      32352.34                    29302.25
  1996/04/30      32559.35                    29734.16
  1996/05/31      32706.51                    30501.01
  1996/06/30      32675.93                    30617.22
  1996/07/31      31155.71                    29264.55
  1996/08/31      31942.03                    29881.74
  1996/09/30      33221.98                    31563.48
  1996/10/31      34008.30                    32434.00
  1996/11/30      36209.99                    34885.69
  1996/12/31      35497.46                    34194.60
  1997/01/31      37055.57                    36331.08
  1997/02/28      36558.20                    36615.92
  1997/03/31      35299.40                    35111.37

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund on March 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by March 31, 1997, the value of the investment would have grown to $35,299 - a 252.99% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,111 - a 251.11% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Concerns that arose in March
over higher interest rates and the
possibility of weaker corporate
earnings stalled the upward climb
that the U.S. stock market had
enjoyed during most of the 12
months that ended March 31,
1997. The Standard & Poor's 500
Index returned 19.82% during the
period - above its long-term
average of about 12%. The stock
market spent most of the first 11
months of the period breaking
price and trading volume records.
Solid corporate earnings reports,
large cash inflows into mutual
funds, widespread optimism,
moderate economic growth, low
inflation and a generally favorable
interest rate environment
propelled share prices higher. In
his February testimony before
Congress, however, Federal
Reserve Board Chairman Alan
Greenspan indicated that the Fed
was inclined to raise short-term
interest rates to head off inflation
that might be caused by a tight
labor market. Because higher
interest rates tend to slow
economic growth and increase
borrowing costs, the stock market
started to falter as the Fed's March
25 Open Market Committee
meeting approached. At that
meeting, the Fed in fact raised the
rate banks charge each other for
overnight loans - the fed funds
target rate - by 0.25% to 5.50%.
The stock market, already at
historically high valuations
following sizable gains, reacted
coolly toward this interest rate
increase, sharply selling off
through the end of March.

(Photograph of Robert Stansky)

An interview with Robert Stansky, Portfolio Manager of Fidelity Magellan
Fund

Q. BOB, HOW HAS THE FUND PERFORMED?
A. Although the fund outperformed the majority of its peers over the past six months, it trailed its group average during the 12-month period. During the 12 months ended March 31, 1997, the fund had a total return of 9.11%, compared to a total return of 11.76% for the growth funds average during the same period, according to Lipper Analytical Services.

Q. WHY DID THE FUND UNDERPERFORM ITS PEERS OVER THE PAST 12 MONTHS?
A. The reasons behind the fund's underperformance during the 12-month period are primarily twofold. First, investments made in Treasury bonds that the fund continued to carry through 1996 slowed its performance relative to the broad stock market, which was advancing strongly. Thus, the fund's peers that were more fully invested in stocks were in a better position to benefit from the market's gains. Second, the fund also had a substantial investment in cyclical stocks when I took over as portfolio manager in June 1996. Although some cyclical companies are doing well from a business perspective, many cyclical stocks lagged, due to investors' fears of higher interest rates and concern over excess capacity in some industries that can depress productivity. Until these companies prove they can withstand an economic downturn and remain profitable, investors seem hesitant to reward them with higher valuations - or stock prices relative to earnings.

Q. YOU'VE REDUCED THE FUND'S INVESTMENTS IN BOTH BONDS AND CYCLICALS OVER THE PAST SIX MONTHS . . .
A. In fact, the fund owned only a few bonds as of March 31, down from a 9.8% stake six months ago. As I mentioned in the last report to shareholders, bonds can be a good investment for the fund when their yields to maturity are attractive relative to the historical return of stocks. With bonds returning considerably less than the stock market's average annual return, I opportunistically reduced the fund's holdings in bonds. In terms of stocks, as I cut back on investments in cyclicals, I searched for more traditional growth stocks - those with excellent prospects for future earnings growth and reasonable valuations. That's in keeping with my long-held belief that stock prices follow earnings over the long term. To the extent that the fund invested in a larger number of growth stocks recently, performance of the fund improved. Magellan is invested today pretty much where I want it. By the end of the period, the fund's holdings were those of a relatively aggressive growth fund.

Q. WHERE DID YOU FIND OPPORTUNITIES IN THE MARKETPLACE?
A. I found growth companies across several sectors, including technology, financial services and health care. The fund's investment in technology rose from 10.1% six months ago to 13.6% on March 31 for the simple reason that technology companies offer some of the strongest earnings prospects in the market. Intel and Microsoft - which dominate the semiconductor and software industries, respectively - continued to post strong earnings, and both had strong performance at the start of the year. As it turned out, these advances were unsustainable and many tech stocks fell in February and March. But volatility is second nature to this sector. The long-term prospects of technology companies that are able to drive product cycles in their respective industries remain excellent.

Q. HOW ABOUT FINANCIAL AND HEALTH CARE STOCKS?
A. After strong performance into February, many of the fund's financial stocks corrected after the Federal Reserve Board raised short-term interest rates in March. Although rising interest rates are generally perceived to be detrimental to the profits of banks and other financial services companies, I've tried to focus on those companies whose earnings growth is less susceptible to rate hikes. I look for companies that are improving operating efficiency and making strong commitments to the most profitable areas of their businesses. Citicorp - one of the fund's top 10 investments at the end of the period - is a good example of a company that has seen strong earnings growth tied to better execution. As for health care stocks, I've found growth opportunities mainly among companies whose earnings have grown thanks to a steady stream of successful new products.

Q. WHY DID ENERGY REMAIN THE FUND'S LARGEST SECTOR WEIGHTING, AT 13.9% OF THE FUND ON MARCH 31?
A. Regarding sector weightings overall, I think it's important to remember that I go about choosing investments for the fund on a bottom-up, stock-by-stock basis, and that the weighting of any particular sector merely reflects how many attractive companies I've found within that area of the market. That said, the managements of many energy and energy service companies are doing a much better job than they used to, particularly at managing their assets. As are many companies in Corporate America, they're watching balance sheets more closely, and successfully emphasizing profitable parts of the business, while deemphasizing, or getting rid of, unprofitable segments. While older fields have experienced production declines, production is improving at newer fields with increased drilling, resulting in relatively stable oil and gas prices at levels attractive on a long-term basis. Many of the fund's investments in energy are in companies developing new resources that should lead to production growth. Additionally, energy service companies are enjoying greater demand for their services.

Q. SHIFTING GEARS A BIT, HOW WOULD YOU CHARACTERIZE YOUR TRANSITION TO RUNNING A FUND WITH MORE THAN $51 BILLION IN NET ASSETS?
A. I would say the transition has been very smooth. I'm essentially doing what I've always done - searching for companies that can deliver earnings growth at rates above the overall market, while keeping a close eye on valuations. Certainly, running a fund the size of Magellan is more of a challenge than running a smaller fund. But it's picking the right stocks, not size, that matters. If I pick the right stocks, the fund should continue to outperform its peers and the market over the long run.

Q. THE STOCK MARKET SUFFERED A STIFF CORRECTION IN MARCH. WHAT'S YOUR OUTLOOK FOR THE REST OF 1997?
A. A key component of the recent correction was the rise in interest rates thus far in 1997. Historically, the stock market has not fared well in an environment of rising rates. Although inflation doesn't appear to be a serious threat, it's difficult, if not impossible, to predict the course of interest rates through the rest of the year. But regardless of market conditions, I believe those companies that will fare best, as always, are those that can achieve the best earnings growth. And I'm reasonably upbeat about the projected strength of corporate earnings this year. Although I'll obviously be making changes to the fund as company business prospects change, I feel comfortable that my initial repositioning of the fund is complete.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing mainly
in equity securities with
growth potential
FUND NUMBER: 021
TRADING SYMBOL: FMAGX
START DATE: May 2, 1963
SIZE: as of March 31, 1997,
more than $51.2 billion
MANAGER: Robert Stansky,
since June 1996; manager,
Fidelity Growth Company
Fund and Fidelity Advisor
Equity Growth, 1987-1996;
Fidelity Emerging Growth
Fund 1990-1991; Fidelity
Select Defense & Aerospace
Portfolio 1984-1985; joined
Fidelity in 1983
(checkmark)

BOB STANSKY ON THE STOCK
MARKET'S DOWNTURN IN MARCH:
"The Dow Jones Industrial
Average fell a little more than
7% between March 11 and the
end of the period, amid a rise
in short-term interest rates.
Among the sectors hit the
hardest were some of
Magellan fund's largest:
energy, technology and
finance. Despite this downturn,
I try not to worry too much
about what's going on in the
broad market. I focus on
uncovering the business
prospects of individual
companies, company by
company. Although some
sectors tend to react more
negatively to rising interest
rates - namely, finance -
the fact is that all companies
are affected when rates go
up.
"Using Fidelity's vast research
resources, I'll continue to
search for those companies
that are running their
businesses efficiently and
doing the right things to
continue earnings growth,
regardless of what's
happening to interest rates,
the economy or the stock
market. Over time, stock
prices follow earnings and
generation of cash flow,
period. If the stock market
takes a downturn and the
prices of two-thirds of the
market's stocks fall, that still
means a third has risen. It's
my job to find them."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MARCH 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

General Electric Co.            2.5            1.1

Intel Corp.                     2.2            1.4

Philip Morris Companies, Inc.   1.6            0.8

CSX Corp.                       1.3            1.5

Citicorp                        1.2            0.4

Merck & Co., Inc.               1.1            0.2

Schlumberger Ltd.               1.1            0.6

Exxon Corp.                     1.1            0.9

Chrysler Corp.                  1.0            1.5

Home Depot, Inc. (The)          1.0            0.9

TOP FIVE MARKET SECTORS AS OF MARCH 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE MARKET
                                               SECTORS
                                               6 MONTHS AGO

Energy                          13.9           13.1

Technology                      13.6           10.1

Finance                         10.5           7.6

Industrial Machinery &
Equipment                       8.4            9.7

Durables                        8.1            10.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 * AS OF SEPTEMBER 30, 1996 **
Row: 1, Col: 1, Value: 3.9
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 47.3
Row: 1, Col: 4, Value: 47.3
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 44.5
Row: 1, Col: 4, Value: 44.5
Stocks 96.0%

Bonds 0.1%
Short-term
investments 3.9%
FOREIGN
INVESTMENTS 8.9%
Stocks 89.0%

Bonds 9.8%
Short-term
investments 1.2%
FOREIGN
INVESTMENTS 11.1%
*
**
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.0%
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
AEROSPACE & DEFENSE - 2.4%
AEROSPACE & DEFENSE - 2.2%
AlliedSignal, Inc.                               3,729,400 $ 265,720
Boeing Co.                                       4,854,300   478,755
Gulfstream Aerospace Corp. (a)                     938,000    20,402
Lockheed Martin Corp.                              118,300     9,937
Sundstrand Corp.                                    42,200     1,830
Textron, Inc.                                      589,200    61,866
United Technologies Corp.                        4,073,400   306,524
                                                           1,145,034
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.                                       934,300    42,160
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.                             501,900    33,816
TOTAL AEROSPACE & DEFENSE                                  1,221,010
BASIC INDUSTRIES - 3.9%
CHEMICALS & PLASTICS - 1.5%
Air Products & Chemicals, Inc.                     371,500    25,216
Atlantis Group, Inc. (Trivest/Winston) (a)(e)       77,269       676
du Pont (E.I.) de Nemours & Co.                    841,800    89,231
Engelhard Corp.                                    993,600    20,866
Hanna (M.A.) Co. (d)                             2,716,425    57,724
Hercules, Inc.                                     716,500    30,272
Monsanto Co.                                     2,477,500    94,764
Morton International, Inc.                       1,833,500    77,465
PPG Industries, Inc.                               200,000    10,800
Praxair, Inc.                                    3,420,530   153,496
Rohm & Haas Co.                                    813,100    60,881
Schulman (A.), Inc.                              1,637,125    31,105
Sealed Air Corp. (a)                             1,426,200    58,652
Synetic, Inc. (a)(d)                             1,157,582    54,696
Trivest 1992 Special Fund Ltd.  26.6(c)  2,782
W.R. Grace & Co.                                   472,500    22,385
                                                             791,011
COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.8%
AK Steel Holding Corp. (d)                       2,606,000  $ 93,816
Bethlehem Steel Corp. (a)                        2,730,800    22,529
Inland Steel Industries, Inc.                    1,817,200    35,435
J & L Specialty Steel, Inc.                        845,000    10,140
Mueller Industries, Inc. (a)                       708,900    27,736
Nucor Corp. (d)                                  4,592,400   210,103
USX-U.S. Steel Group                             1,252,700    33,353
                                                             433,112
METALS & MINING - 0.6%
Aluminum Co. of America                          2,478,000   168,504
Cookson Group PLC                               25,119,402    96,780
Falconbridge Ltd.                                  800,000    16,670
Inco Ltd.                                                1         -
                                                             281,954
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.                                      676,500    30,020
PAPER & FOREST PRODUCTS - 0.9%
Albany International Corp. Class A                 253,000     5,218
Champion International Corp.                     1,307,100    59,473
Kimberly-Clark Corp.                             3,594,900   357,244
Louisiana-Pacific Corp.                          2,232,600    46,326
                                                             468,261
TOTAL BASIC INDUSTRIES                                     2,004,358
CONSTRUCTION & REAL ESTATE - 2.6%
BUILDING MATERIALS - 2.1%
American Standard Companies, Inc. (a)            1,326,500    59,693
Armstrong World Industries, Inc.                   245,000    15,864
Carlisle Companies, Inc. (d)                     1,874,900    54,841
Centex Construction Products, Inc. (d)           1,373,200    24,889
Lafarge Corp. (d)                                4,904,288   111,573
Mark IV Industries, Inc.                         2,590,869    60,885
Masco Corp.                                      2,637,900    94,305
Medusa Corp. (d)                                 1,645,900    61,721
Owens-Corning (d)                                2,656,100   106,908
Sherwin-Williams Co. (d)                        11,203,120   302,483

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Southdown, Inc. (d)                              1,538,300  $ 52,687
USG Corp. (a)(d)                                 2,813,000    88,258
Vulcan Materials Co.                               659,700    42,798
                                                           1,076,905
CONSTRUCTION - 0.5%
Centex Corp. (d)                                 1,487,700    52,442
Clayton Homes, Inc.                              1,262,687    16,099
Kaufman & Broad Home Corp.                         636,400     8,432
Lennar Corp.                                       426,900    10,459
Oakwood Homes Corp. (d)                          3,719,200    65,551
Pulte Corp. (d)                                  2,357,900    68,969
Toll Brothers, Inc. (a)(d)                       2,462,600    44,942
                                                             266,894
TOTAL CONSTRUCTION & REAL ESTATE                           1,343,799
DURABLES - 8.1%
AUTOS, TIRES, & ACCESSORIES - 5.0%
AutoZone, Inc. (a)                               3,635,800    81,805
Chrysler Corp.                                  17,104,000   513,120
Circuit City Stores, Inc. - CarMax Group           321,500     4,823
Cross-Continent Auto Retailers, Inc. (a)            67,500     1,232
Cummins Engine Co., Inc.                           620,800    31,816
Danaher Corp.                                    1,911,100    79,550
Eaton Corp.                                      1,072,400    76,006
Echlin, Inc. (d)                                 3,745,500   127,347
General Motors Corp.                             6,287,159   348,151
Goodyear Tire & Rubber Co.                       4,057,100   211,983
Honda Motor Co. Ltd.                             4,624,000   137,846
Lear Corp. (a)                                   1,316,300    43,932
LucasVarity PLC sponsored ADR (a)                4,886,768   149,046
Magna International, Inc. Class A                   45,000     2,228
Michelin SA (Compagnie Generale
des Etablissements) Class B                      1,109,000    65,785
NACCO Industries, Inc. Class A (d)                 714,046    35,167
Pep Boys-Manny, Moe & Jack                       1,455,000    43,650
Scania AB Class B                                  841,700    20,985
Smith (A.O.) Corp. Class B (d)                   1,248,000    43,524

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
TRW, Inc.                                        1,523,400  $ 78,836
Toyota Motor Corp.                               4,654,000   117,685
Volkswagen AG                                      121,500    67,026
Volvo AB Class B                                11,500,000   306,430
                                                           2,587,973
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.             1,694,000   143,143
CONSUMER ELECTRONICS - 1.5%
Black & Decker Corp. (d)                         6,119,800   196,598
Matsushita Electric Industrial Co. Ltd.          9,385,000   146,332
Maytag Co. (d)                                   7,672,100   158,237
Newell Co.                                       1,125,900    37,718
Sony Corp.                                       2,122,100   148,297
Whirlpool Corp.                                  1,523,900    72,576
                                                             759,758
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc. (d)                        8,068,700   262,233
Linens'n Things, Inc.                               80,900     1,891
                                                             264,124
TEXTILES & APPAREL - 0.8%
Intimate Brands, Inc. Class A                    1,090,300    20,579
Jones Apparel Group, Inc. (a)                      742,400    27,562
Liz Claiborne, Inc.                              2,547,800   111,148
NIKE, Inc. Class B                               2,848,500   176,607
Reebok International Ltd.                          407,100    18,269
Tommy Hilfiger (a)                               1,378,300    72,016
                                                             426,181
TOTAL DURABLES                                             4,181,179
ENERGY - 13.9%
ENERGY SERVICES - 2.9%
Baker Hughes, Inc.                               1,048,000    40,217
Dresser Industries, Inc. (d)                     9,808,400   296,703
ENSCO International, Inc. (a)                    1,777,800    87,557
Global Marine, Inc. (a)(d)                       9,456,000   203,304

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Halliburton Co.                                  1,596,200 $ 108,143
Nabors Industries, Inc. (a)                      1,920,700    37,454
Noble Drilling Corp. (a)                         1,683,400    29,039
Schlumberger Ltd.                                5,248,600   562,912
Tidewater, Inc.                                  2,588,970   119,093
Transocean Offshore, Inc.                          580,100    32,558
Western Atlas, Inc. (a)                            115,700     7,014
                                                           1,523,994
OIL & GAS - 11.0%
Amerada Hess Corp.                                 413,800    21,931
Amoco Corp.                                      4,977,370   431,164
Anadarko Petroleum Corp. (d)                     4,217,050   236,682
Apache Corp. (d)                                 4,516,515   151,303
Atlantic Richfield Co.                             757,870   102,312
Barrett Resources Corp. (a)                        425,700    12,718
British Petroleum PLC Ord.                      31,505,726   364,675
Burlington Resources, Inc.                       4,624,600   197,702
Canadian Natural Resources Ltd. (a)(d)           6,005,800   145,314
Chesapeake Energy Corp. (a)(d)                   3,600,400    75,158
Chevron Corp.                                    2,699,200   187,932
Coastal Corp. (The)                                620,000    29,760
Cooper Cameron Corp. (a)                           187,800    12,864
Devon Energy Corp.                                 301,800     9,054
Enron Oil & Gas Co. (d)                          8,515,400   176,695
Exxon Corp.                                      5,097,900   549,299
Flores & Rucks, Inc. (a)                           305,400    12,369
Kerr-McGee Corp.                                   192,400    11,905
Mobil Corp.                                      2,377,500   310,561
National-Oilwell, Inc. (a)                          74,000     2,368
Noble Affiliates, Inc. (d)                       5,006,600   188,999
Occidental Petroleum Corp.                       9,234,800   227,407
Parker & Parsley Petroleum Co. (d)               1,867,200    55,082
Phillips Petroleum Co.                           3,019,800   123,434
Poco Petroleums Ltd. (a)                         3,731,700    34,499
Pogo Producing Co.                               1,528,364    55,021
Renaissance Energy Ltd. (a)(d)                   9,131,300   259,519
Renaissance Energy Ltd. (a)(f)                     765,000    21,742
Royal Dutch Petroleum Co. ADR                    2,650,000   463,750

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Suncor, Inc.                                       858,800  $ 37,837
Texaco, Inc.                                     3,026,000   331,347
Total SA Class B                                 5,394,350   465,776
USX-Marathon Group                                 200,000     5,575
Union Pacific Resources Group, Inc.              3,182,762    85,139
United Meridian Corp. (a)                        1,450,000    43,681
Unocal Corp.                                     6,048,161   230,586
                                                           5,671,160
TOTAL ENERGY                                               7,195,154
FINANCE - 10.5%
BANKS - 3.4%
Banc One Corp.                                     100,000     3,975
BankAmerica Corp.                                4,547,900   458,200
Chase Manhattan Corp.                            3,335,000   312,239
Citicorp                                         5,742,400   621,615
Fifth Third Bancorp                                 28,600     2,217
First Bank System, Inc.                            587,200    42,866
HSBC Holdings PLC Ord.                             526,400    12,894
Lloyds TSB Group PLC                               834,800     6,830
Mellon Bank Corp.                                  929,800    67,643
NationsBank Corp.                                2,472,200   136,898
Synovus Financial Corp.                            133,900     3,950
Wells Fargo & Co.                                  240,600    68,360
                                                           1,737,687
CREDIT & OTHER FINANCE - 0.3%
First USA, Inc.                                  1,145,325    48,533
Green Tree Financial Corp.                         794,500    26,814
Greenpoint Financial Corp.                         675,900    34,809
Household International, Inc.                      518,165    44,627
                                                             154,783
FEDERAL SPONSORED CREDIT - 1.5%
Federal Home Loan Mortgage Corporation           8,861,600   241,479
Federal National Mortgage Association           11,448,000   413,558
Student Loan Marketing Association               1,169,100   111,357
                                                             766,394

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
FINANCE - CONTINUED
INSURANCE - 4.7%
AFLAC, Inc.                                      1,772,900  $ 66,484
Aetna, Inc.                                        804,900    69,121
Allstate Corp.                                   6,806,500   404,136
American International Group, Inc.               3,884,800   455,978
CIGNA Corp.                                      1,012,000   147,879
Chubb Corp. (The)                                3,382,800   182,248
Equitable of Iowa Companies                      1,550,000    77,500
General Re Corp.                                 2,219,500   350,681
MBIA, Inc.                                         428,600    41,092
Mid Ocean Ltd.                                   1,018,700    48,643
Nationwide Financial Services, Inc. Class A        144,000     3,708
Old Republic International Corp.                 1,391,800    35,665
Providian Corp.                                  1,373,000    73,456
Reliastar Financial Corp.                        1,009,935    59,712
SAFECO Corp.                                       390,400    15,616
SunAmerica, Inc.                                 1,567,900    58,992
Travelers Group, Inc. (The)                      4,058,593   194,305
UNUM Corp.                                       2,106,700   153,789
                                                           2,439,005
SAVINGS & LOANS - 0.2%
Charter One Financial Corp.                      1,174,803    51,545
Washington Mutual, Inc.                          1,302,500    62,927
                                                             114,472
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.                        1,631,600   140,114
Morgan Stanley Group, Inc.                         887,900    52,164
Schwab (Charles) Corp.                           1,074,300    34,243
                                                             226,521
TOTAL FINANCE                                              5,438,862
HEALTH - 7.8%
DRUGS & PHARMACEUTICALS - 4.8%
American Home Products Corp.                     2,350,500   141,030
Amgen, Inc. (a)                                  1,050,000    58,669
Bristol-Myers Squibb Co.                         6,939,800   409,449
Elan Corp. PLC ADR (a)                           2,301,000    78,522

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Genentech, Inc. special (a)                        795,100  $ 45,420
Lilly (Eli) & Co.                                2,766,400   227,536
Merck & Co., Inc.                                6,700,000   564,475
Novartis AG (Reg.) (a)                              25,500    31,441
Pfizer, Inc.                                     3,613,200   303,960
Schering-Plough Corp.                            3,189,300   232,022
SmithKline Beecham PLC ADR                         300,000    21,000
Takeda Chemical Industries Ltd.                  4,257,000    89,074
Warner-Lambert Co.                               2,946,300   254,855
                                                           2,457,453
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Abbott Laboratories                              1,490,700    83,665
Becton, Dickinson & Co.                          1,073,100    48,290
Boston Scientific Corp. (a)                        376,100    23,224
Guidant Corp.                                      215,400    13,247
Johnson & Johnson                                5,750,000   304,030
Medtronic, Inc.                                  1,379,500    85,874
Nellcor, Inc. (a)                                2,148,000    37,859
Pall Corp.                                         403,400     9,329
St. Jude Medical, Inc. (a)                         831,000    27,735
                                                             633,253
MEDICAL FACILITIES MANAGEMENT - 1.8%
Carematrix Corp. (a)(d)                            897,400    16,490
Columbia/HCA Healthcare Corp.                    9,907,453   333,137
HEALTHSOUTH Rehabilitation Corp. (a)            11,461,600   219,203
Oxford Health Plans, Inc. (a)                    1,421,900    83,359
PacifiCare Health Systems, Inc. (a):
Class A                                              5,600       463
 Class B                                           423,600    36,536
Sunrise Assisted Living, Inc. (a)                  259,200     7,258
Tenet Healthcare Corp. (a)                       2,127,195    52,382
Trigon Healthcare, Inc.                            110,000     1,939
United HealthCare Corp.                          2,925,100   139,308
Universal Health Services, Inc. Class B (a)        734,700    24,153
Vencor, Inc. (a)                                   611,069    23,144
                                                             937,372
TOTAL HEALTH                                               4,028,078
COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
HOLDING COMPANIES - 0.6%
ABB AB:
sponsored ADR                                       45,100   $ 4,882
 Series A                                          125,750    14,133
Norfolk Southern Corp.                           3,169,700   270,217
                                                             289,232
INDUSTRIAL MACHINERY & EQUIPMENT - 8.4%
ELECTRICAL EQUIPMENT - 3.8%
Alcatel Alsthom Compagnie Generale
d'Electricite SA                                 2,200,000   264,515
Chicago Miniature Lamp, Inc. (a)                   346,000     6,790
Emerson Electric Co.                             4,964,800   223,416
General Electric Co.                            12,857,800 1,276,137
General Instrument Corp. (a)                       516,000    11,804
Westinghouse Electric Corp.                      9,064,164   160,889
                                                           1,943,551
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
AGCO Corp.                                       1,078,100    29,783
Case Corp. (d)                                   6,598,400   334,869
Caterpillar, Inc.                                2,350,300   188,612
Cincinnati Milacron, Inc. (d)                    3,385,400    63,476
Deere & Co.                                      5,687,900   247,424
Dover Corp.                                      1,965,600   103,194
Duriron Co., Inc.                                  993,600    21,859
Greenfield Industries, Inc.                        330,300     7,225
Harnischfeger Industries, Inc.                   1,939,300    90,177
IDEX Corp. (d)                                   1,628,525    38,270
Illinois Tool Works, Inc.                        4,193,500   342,294
Ingersoll-Rand Co.                               4,079,200   177,955
Kennametal, Inc.                                        26         1
Komatsu Ltd. Ord.                                5,190,000    37,946
Timken Co.                                              32         2
TRINOVA Corp. (d)                                2,841,500    95,190
Tyco International Ltd.                          3,482,900   191,560
UCAR International, Inc. (a)(d)                  3,532,200   139,963
                                                           2,109,800

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.                   300,000   $ 8,663
Republic Industries, Inc. (a)                    4,300,000   149,156
Thermo Instrument Systems, Inc. (a)                 38,700     1,122
WMX Technologies, Inc.                           3,959,900   121,272
                                                             280,213
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                     4,333,564
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.6%
Canal Plus SA                                       96,100    18,848
Clear Channel Communications, Inc. (a)           1,137,100    48,753
Cox Radio, Inc. Class A (a)                        201,500     4,181
HSN, Inc. (a)  598,490  15,187
Heftel Broadcasting Corp. Class A (a)              381,900    17,758
Pegasus Communications Corp. Class A (d)           300,000     3,300
TCI Group Class A                                  800,000     9,600
Time Warner, Inc.                                4,760,929   205,911
U.S. Satellite Broadcasting Co., Inc. Class A (a)  460,000     4,945
Univision Communications, Inc. Class A (a)          47,500     1,550
                                                             330,033
ENTERTAINMENT - 0.4%
Disney (Walt) Co.                                1,300,000    94,900
Ticketmaster Group, Inc.                           300,000     3,825
Viacom, Inc. Class B (non-vtg.) (a)              3,654,400   121,052
                                                             219,777
LEISURE DURABLES & TOYS - 0.0%
Hasbro, Inc.                                       182,550     4,997
LODGING & GAMING - 2.3%
Bally Gaming International, Inc. (warrants) (a)    225,000       309
Circus Circus Enterprises, Inc. (a)                775,100    20,153
Doubletree Corp. (a)                                12,000       426
Extended Stay America, Inc. (a)                  2,601,000    38,365
HFS, Inc. (a)                                    4,816,100   283,547
Hilton Hotels Corp.                              7,529,200   182,583
Host Marriott Corp. (a)(d)                      15,660,500   266,228

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
ITT Corp. (a)                                    4,051,800 $ 238,550
La Quinta Motor Inns, Inc.                       1,596,186    32,722
Mirage Resorts, Inc. (a)                         2,104,000    44,710
Prime Hospitality Corp. (a)(d)                   3,077,600    48,088
Studio Plus Hotels, Inc. (a)                       389,100     6,712
                                                           1,162,393
PUBLISHING - 0.5%
ACNielsen Corp. (a)                                179,400     2,691
Cognizant Corp.                                    738,200    21,500
Dun & Bradstreet Corp.                             538,200    13,657
Gannett Co., Inc.                                  655,200    56,265
Harcourt General, Inc.                             848,900    39,474
Houghton Mifflin Co.                               300,000    16,200
McGraw-Hill, Inc.                                  428,700    21,917
New York Times Co. (The) Class A                   693,200    30,587
Scholastic Corp. (a)                                92,100     2,602
Times Mirror Co. Class A                           459,200    25,084
Tribune Co.                                        563,000    22,802
                                                             252,779
RESTAURANTS - 0.2%
Brinker International, Inc. (a)                    110,000     1,389
Host Marriott Services Corp. (a)(d)              3,132,100    27,797
McDonald's Corp.                                 1,294,000    61,142
Starbucks Corp. (a)                                 74,900     2,219
                                                              92,547
TOTAL MEDIA & LEISURE                                      2,062,526
NONDURABLES - 3.8%
AGRICULTURE - 0.0%
Pioneer Hi-Bred International, Inc.                142,800     8,979
BEVERAGES - 0.4%
PepsiCo, Inc.                                    6,156,800   200,866
Stroh Brewery Co. (warrants) (a)                    21,307        76
                                                             200,942

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
NONDURABLES - CONTINUED
FOODS - 0.2%
Campbell Soup Co.                                1,885,000  $ 87,416
Nabisco Holdings Corp. Class A                     187,000     7,620
Quaker Oats Co.                                    200,000     7,300
                                                             102,336
HOUSEHOLD PRODUCTS - 1.5%
Avon Products, Inc.                                200,000    10,500
Clorox Co.                                         248,000    27,807
Estee Lauder Companies, Inc.                     1,000,000    48,375
Gillette Co.                                     2,355,900   171,097
Premark International, Inc.                        340,000     6,758
Procter & Gamble Co.                             3,508,600   403,489
Unilever:
PLC Ord.                                         2,560,100    67,744
 NV ADR                                            327,800    61,053
                                                             796,823
TOBACCO - 1.7%
Philip Morris Companies, Inc.                    7,276,600   830,442
RJR Nabisco Holdings Corp.                       1,063,800    34,308
                                                             864,750
TOTAL NONDURABLES                                          1,973,830
RETAIL & WHOLESALE - 6.7%
APPAREL STORES - 0.7%
AnnTaylor Stores Corp. (a)                         810,400    16,512
Footstar, Inc. (a)                                 461,590    13,675
Gap, Inc.                                        5,190,400   173,878
Lamonts Apparel, Inc. (warrants) (a)               264,824         -
Limited, Inc. (The)                              4,150,300    76,262
Ross Stores, Inc.                                  822,200    20,863
Saks Holdings, Inc. (a)                            200,000     5,750
TJX Companies, Inc.                                944,300    40,369
                                                             347,309
DRUG STORES - 0.5%
CVS Corp.                                        1,603,300    73,952
Revco (D.S.), Inc. (a)(d)                        3,658,497   148,169
Rite Aid Corp.                                   1,014,800    42,622
                                                             264,743
COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 2.3%
Consolidated Stores Corp. (a)                    2,853,975 $ 100,602
Costco Companies, Inc. (a)                       3,874,400   107,030
Dayton Hudson Corp.                              5,554,700   231,909
Federated Department Stores, Inc. (a)            2,270,900    74,656
Ito-Yokado Co. Ltd.                              1,275,000    56,653
Kingfisher PLC                                     481,315     5,540
Neiman-Marcus Group, Inc. (a)                      768,700    19,794
Sears, Roebuck & Co.                             2,939,500   147,710
Wal-Mart Stores, Inc.                           15,175,500   423,017
Woolworth Corp. (a)                                788,400    18,429
                                                           1,185,340
GROCERY STORES - 0.4%
Safeway, Inc. (a)                                4,277,200   198,355
RETAIL & WHOLESALE, MISCELLANEOUS - 2.8%
Barnes & Noble, Inc. (a)                           815,600    28,953
Circuit City Stores, Inc. Circuit City Group       702,500    23,446
Comcast Corp. Class A special                      375,000     6,328
Corporate Express, Inc. (a)                        837,500     8,584
Dixons Group PLC                                   600,000     5,223
Guitar Center, Inc. (d)                            634,000    10,144
Home Depot, Inc. (The)                           9,234,150   494,027
Lowe's Companies, Inc.                           5,755,500   215,112
Officemax, Inc. (a)                              2,491,250    32,386
Office Depot, Inc. (a)                           3,981,900    81,131
PETsMART, Inc. (a)                               1,226,600    24,839
Pier 1 Imports, Inc.                               400,000     7,050
Staples, Inc. (a)                                5,190,800   104,465
Tandy Corp.                                        861,300    43,173
Toys "R" Us, Inc. (a)                           10,060,200   281,686
U.S. Office Products Co. (a)                     1,200,000    29,700
Vendex International NV                            100,000     4,726
Viking Office Products, Inc. (a)                 1,463,000    28,346
                                                           1,429,319
TOTAL RETAIL & WHOLESALE                                   3,425,066

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
SERVICES - 1.4%
ADVERTISING - 0.5%
Omnicom Group, Inc. (d)                          4,450,788 $ 221,983
Outdoor Systems, Inc. (a)                          360,000    10,755
Universal Outdoor Holdings, Inc. (a)               372,000    10,788
                                                             243,526
PRINTING - 0.0%
Wallace Computer Services, Inc.                    674,400    22,339
SERVICES - 0.9%
ADT Ltd. (a)                                     1,200,000    30,000
AccuStaff, Inc. (a)                                532,000     8,911
Assisted Living Concepts, Inc. (a)                  27,000       567
CDI Corp. (a)                                      702,500    26,080
HCIA, Inc. (a)                                     252,400     4,228
HealthCare COMPARE Corp. (a)                       250,900    10,193
Interim Services, Inc. (a)                         608,400    23,652
Manpower, Inc.                                   3,955,900   142,412
Pittston Co.:
Brinks Group                                     1,754,400    44,299
 Burlington Group                                  877,200    18,421
Rentokil Group PLC                               3,839,600    26,439
Robert Half International, Inc. (a)(d)           3,816,400   133,097
                                                             468,299
TOTAL SERVICES                                               734,164
TECHNOLOGY - 13.5%
COMMUNICATIONS EQUIPMENT - 1.5%
Advanced Fibre Communication, Inc.                 387,200    12,488
Ascend Communications, Inc. (a)                  1,164,400    47,449
Cisco Systems, Inc. (a)                          4,591,200   220,952
DSC Communications Corp. (a)                       891,900    18,674
Ericsson (L.M.) Telephone Co. Class B ADR          135,600     4,585
Lucent Technologies, Inc.                        6,364,862   335,746
Newbridge Networks Corp. (a)                     1,216,200    34,814
Nokia Corp. AB sponsored ADR                       200,000    11,650
3Com Corp. (a)                                     675,000    22,106
U.S. Robotics Corp.                                775,300    42,932
                                                             751,396

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 4.2%
America Online, Inc. (a)                         2,424,900 $ 102,755
Automatic Data Processing, Inc.                     41,900     1,755
CUC International, Inc. (a)                     12,511,750   281,514
Ceridian Corp. (a)                                 750,700    26,931
Computer Associates International, Inc.            800,400    31,116
CompUSA, Inc. (a)                                1,500,000    23,625
Computer Sciences Corp. (a)                      2,261,275   139,634
DST Systems, Inc. (a)                              200,000     5,700
Electronic Arts, Inc. (a)                        1,009,700    26,883
Electronic Data Systems Corp.                    2,637,300   106,481
Electronics for Imaging, Inc. (a)                1,360,000    54,230
Equifax, Inc.                                      570,170    15,537
First Data Corp.                                 3,944,000   133,603
HBO & Co.                                        3,075,200   146,072
Inacom Corp. (a)                                    93,000     2,116
Microsoft Corp. (a)                              5,174,600   474,446
NCR Corp. (a)  560,831  19,769
Netscape Communications Corp. (a)                1,056,800    31,770
Oracle Systems Corp. (a)                         8,357,900   322,302
Parametric Technology Corp. (a)                  2,822,100   127,347
Paychex, Inc.                                    1,024,900    42,149
PeopleSoft, Inc. (a)                             1,175,200    47,008
Sabre Group Holdings, Inc. Class A (a)             144,500     3,649
Shared Medical Systems Corp.                       130,000     6,045
SunGard Data Systems, Inc. (a)                      50,000     2,175
                                                           2,174,612
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Adaptec, Inc. (a)                                2,065,820    73,852
Bay Networks, Inc. (a)                           3,025,000    54,072
Canon, Inc.                                      2,361,000    50,547
Comdisco, Inc. (d)                               4,278,350   133,164
Compaq Computer Corp. (a)                        4,843,100   371,102
Dell Computer Corp. (a)                          3,887,300   262,879
Diebold, Inc.                                    1,821,600    68,538
Digital Equipment Corp. (a)                      1,164,700    31,884
EMC Corp. (a)                                    3,530,241   125,324
Fore Systems, Inc. (a)                             400,000     6,000
Hewlett-Packard Co.                              1,000,000    53,250

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
International Business Machines Corp.            2,664,200 $ 365,994
Pitney Bowes, Inc.                               2,138,200   125,619
Seagate Technology (a)                           3,784,000   169,807
Silicon Graphics, Inc. (a)                         300,000     5,850
Sun Microsystems, Inc. (a)                       2,400,000    69,300
Tech Data Corp. (a)                                688,800    16,617
                                                           1,983,799
ELECTRONIC INSTRUMENTS - 0.1%
Applied Materials, Inc. (a)                        800,000    37,100
KLA Instruments Corp. (a)                          162,700     5,939
Thermo Electron Corp. (a)                          433,200    13,375
Waters Corp. (a)                                   301,400     8,062
                                                              64,476
ELECTRONICS - 3.4%
Analog Devices, Inc. (a)                         1,053,866    23,712
Atmel Corp. (a)                                  1,110,582    26,585
Cirrus Logic, Inc. (a)                             182,500     2,213
Intel Corp.                                      8,259,300 1,149,075
LSI Logic Corp. (a)                                947,300    32,919
Linear Technology Corp.                            295,300    13,067
Maxim Integrated Products, Inc. (a)                513,700    24,850
Microchip Technology, Inc.                         100,000     3,000
Micron Technology, Inc.                            900,000    36,450
Motorola, Inc.                                   2,768,100   167,124
National Semiconductor Corp. (a)                   670,000    18,425
NeoMagic Corp.                                      13,500       170
Storage Technology Corp. (a)                       641,000    25,159
Texas Instruments, Inc.                          2,658,300   199,040
Thomas & Betts Corp.                               381,499    16,309
                                                           1,738,098
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.                                1,681,200   127,561
Fuji Photo Film Co. Ltd.                         4,085,000   134,319
                                                             261,880
TOTAL TECHNOLOGY                                           6,974,261

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
TRANSPORTATION - 3.9%
AIR TRANSPORTATION - 0.8%
AMR Corp. (a)                                    1,223,900 $ 100,972
Comair Holdings, Inc.                            1,646,025    35,801
Delta Air Lines, Inc.                              663,300    55,800
Northwest Airlines Corp. Class A (a)             3,718,600   139,912
UAL Corp. (a)                                    1,441,400    93,331
                                                             425,816
RAILROADS - 2.8%
Bombardier, Inc. Class B                         4,036,600    73,032
Burlington Northern Santa Fe Corp.               2,213,740   163,817
CSX Corp. (d)                                   14,024,500   652,139
Conrail, Inc.                                    2,560,788   288,729
Illinois Central Corp., Series A                 2,049,964    64,574
Trinity Industries, Inc. (d)                     3,514,800   106,762
Union Pacific Corp.                              1,060,000    60,155
Wisconsin Central Transportation Corp. (a)       1,543,900    54,422
                                                           1,463,630
TRUCKING & FREIGHT - 0.3%
American Freightways Corp. (a)                   1,460,200    20,352
Landstar System, Inc. (a)(d)                     1,101,200    26,154
Swift Transportation Co., Inc. (a)(d)            2,365,500    60,320
USFreightways Corp.                                722,600    18,697
                                                             125,523
TOTAL TRANSPORTATION                                       2,014,969
UTILITIES - 4.5%
CELLULAR - 0.1%
AirTouch Communications, Inc. (a)                1,890,000    43,470
360 Degrees Communications Co. (a)                 962,300    16,600
Vodafone Group PLC sponsored ADR                   200,000     8,825
                                                              68,895
ELECTRIC UTILITY - 0.8%
El Paso Electric Co. (a)                           134,000       804
Entergy Corp.                                    2,910,000    71,295
Southern Co.                                     2,004,700    42,349

COMMON STOCKS - CONTINUED
                                                    SHARES VALUE (NOTE 1)
                                                           (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Texas Utilities Co.                                755,300  $ 25,869
Veba AG Ord.                                     5,000,000   280,158
                                                             420,475
GAS - 1.0%
Enron Corp.                                      3,961,900   150,552
Sonat, Inc. (d)                                  6,272,900   341,873
                                                             492,425
TELEPHONE SERVICES - 2.6%
AT&T Corp.                                       5,373,300   186,721
Ameritech Corp.                                  1,909,200   117,416
Bell Atlantic Corp.                              1,640,600    99,872
BellSouth Corp.                                  4,128,700   174,438
GTE Corp.                                          807,700    37,659
LCI International, Inc. (a)                        521,600     8,737
MCI Communications Corp.                         3,123,500   111,275
NYNEX Corp.                                      2,622,200   119,638
SBC Communications, Inc.                         3,382,200   177,988
Telecom Italia Mobile Spa                        9,100,000    26,061
U.S. West Media Group (a)                          850,000    15,831
WorldCom, Inc. (a)                              12,738,000   280,236
                                                           1,355,872
TOTAL UTILITIES                                            2,337,667
TOTAL COMMON STOCKS
(Cost $40,976,059)                                        49,557,719

NONCONVERTIBLE PREFERRED STOCKS - 0.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (e)
(Cost $2,318)                                        4,415     3,432
CORPORATE BONDS - 0.1%

                                MOODY'S RATINGS PRINCIPAL    VALUE
                                                             (NOTE 1)
                                (UNAUDITED)     AMOUNT (000S)(000S)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
EMC Corp. 3 1/4%, 3/15/02 (f)              Ba3 $ 45,000       $ 45,225
NONCONVERTIBLE BONDS - 0.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp.
10 3/4%, 11/1/03                            B3    1,957          2,028
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)                           -    8,804            352
TOTAL NONCONVERTIBLE BONDS                                       2,380
TOTAL CORPORATE BONDS
(Cost $55,716)                                                  47,605
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust
12 1/2%, 11/1/08 (e) (Cost $4,644)           -    4,568          4,853
CASH EQUIVALENTS - 3.9%
                                                  MATURITY
                                                  AMOUNT (000S)
Investments in repurchase agreements:
(U.S. Treasury obligations) in a joint
 trading account at 6.46%, dated
 3/31/97 due 4/1/97                           $ 340,869        340,808
 (U.S. Treasury obligations) in a joint
 trading account at 3%, dated
 3/31/97 due 4/1/97                               2,466          2,466
                                                               343,274
CASH EQUIVALENTS - CONTINUED
                                                 SHARES        VALUE
                                                              (NOTE 1)
                                                              (000S)
Taxable Central Cash Fund (g)             1,692,188,460    $ 1,692,188
TOTAL CASH EQUIVALENTS
(Cost $2,035,462)                                            2,035,462
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $43,074,199)                                        $ 51,649,071

LEGEND
a. Non-income producing
b. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
c. Represents number of units held.
d. Affiliated company (see Note 8 of Notes to Financial Statements).
e. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial
   Statements).

Additional information on each holding is as follows:
                             ACQUISITION ACQUISITION
SECURITY                     DATE        COST (000S)
Ampex Corp. 8%               2/16/95     $ 2,318
Atlantis Group, Inc.
 (Trivest/Winston)           4/16/93        $ 90
Bardell Associates
 Note Trust 12 1/2%,
 11/1/08                     4/19/94     $ 4,644
f. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $67,319,000 or 0.1% of net assets.
g. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $43,142,865,000. Net unrealized appreciation aggregated $8,506,206,000, of which $9,793,235,000 related to appreciated investment securities and $1,287,029,000 related to depreciated investment securities. The fund hereby designates approximately $209,493,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase                      $ 51,649,071
agreements of $343,274) (cost $43,074,199) - See
accompanying schedule

Cash                                                                           1

Receivable for investments sold                                                344,277

Receivable for fund shares sold                                                139,469

Dividends receivable                                                           63,922

Interest receivable                                                            7,939

Other receivables                                                              6,152

 TOTAL ASSETS                                                                  52,210,831

LIABILITIES

Payable for investments purchased                                 $ 595,383

Payable for fund shares redeemed                                   343,354

Accrued management fee                                             19,208

Other payables and accrued expenses                                9,434

 TOTAL LIABILITIES                                                             967,379

NET ASSETS                                                                    $ 51,243,452

Net Assets consist of:

Paid in capital                                                               $ 41,135,227

Undistributed net investment income                                            544,318

Accumulated undistributed net realized gain (loss) on                          988,988
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  8,574,919
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 638,979 shares outstanding                                    $ 51,243,452

NET ASSET VALUE and redemption price per share                                 $80.20
($51,243,452 (divided by) 638,979 shares)

Maximum offering price per share (100/97.00 of $80.20)                         $82.68


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED MARCH 31, 1997

INVESTMENT INCOME                                                           $ 757,292
Dividends (including $125,631 received from
affiliated issuers)

Interest (including income on securities loaned of                           536,712
$10,663)

 TOTAL INCOME                                                                1,294,004

EXPENSES

Management fee                                                 $ 326,931
Basic fee

 Performance adjustment                                         (81,508)

Transfer agent fees                                             107,888

Accounting and security lending fees                            1,003

Non-interested trustees' compensation                           287

Custodian fees and expenses                                     1,996

Registration fees                                               697

Audit                                                           489

Legal                                                           415

Interest                                                        6

Miscellaneous                                                   364

 Total expenses before reductions                               358,568

 Expense reductions                                             (10,526)     348,042

NET INVESTMENT INCOME                                                        945,962

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $168,861     1,164,962

 on sales of investments in affiliated issuers)

 Foreign currency transactions                                  (1)

 Futures contracts                                              (984)        1,163,977

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                          2,622,410

 Assets and liabilities in foreign currencies                   112

 Futures contracts                                              (337)        2,622,185

NET GAIN (LOSS)                                                              3,786,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 4,732,124
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          MARCH 31,       MARCH 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 945,962       $ 479,248
Net investment income

 Net realized gain (loss)                                  1,163,977       12,054,974

 Change in net unrealized appreciation (depreciation)      2,622,185       (1,024,952)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           4,732,124       11,509,270
FROM OPERATIONS

Distributions to shareholders                              (718,653)       (335,078)
From net investment income

 From net realized gain                                    (8,153,202)     (2,754,941)

 TOTAL DISTRIBUTIONS                                       (8,871,855)     (3,090,019)

Share transactions                                         9,169,545       15,520,173
Net proceeds from sales of shares

 Reinvestment of distributions                             8,742,406       3,043,476

 Cost of shares redeemed                                   (18,707,881)    (10,606,293)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (795,930)       7,957,356
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (4,935,661)     16,376,607

NET ASSETS

 Beginning of period                                       56,179,113      39,802,506

 End of period (including undistributed net investment    $ 51,243,452    $ 56,179,113
income of $544,318 and $340,857, respectively)

OTHER INFORMATION
Shares

 Sold                                                      115,978         180,498

 Issued in reinvestment of distributions                   118,619         36,159

 Redeemed                                                  (237,540)       (124,164)

 Net increase (decrease)                                   (2,943)         92,493


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED MARCH 31,

                                  1997                    1996       1995       1994 D     1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 87.52                 $ 72.44    $ 69.72    $ 68.44    $ 68.13
of period

Income from Investment
Operations

 Net investment income             1.38 C                  .79        .27        .61        1.20

 Net realized and                  5.25                    19.57      5.22       7.92       9.18
 unrealized gain (loss)

 Total from investment             6.63                    20.36      5.49       8.53       10.38
operations



Less Distributions

 From net investment income        (1.10)                  (.59)      (.14)      (.75)      (1.25)

 From net realized gain            (12.85)                 (4.69)     (2.63)     (6.50)     (8.82)

 Total distributions               (13.95)                 (5.28)     (2.77)     (7.25)     (10.07)

Net asset value, end of period    $ 80.20                 $ 87.52    $ 72.44    $ 69.72    $ 68.44

TOTAL RETURN A, B                  9.11%                   28.43%     8.21%      12.94%     17.06%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 51,243                $ 56,179   $ 39,803   $ 33,119   $ 24,886
(in millions)

Ratio of expenses to average       .66%                    .95%       .99%       1.00%      1.00%
net assets

Ratio of expenses to average       .64%                    .92%       .96%       .99%       1.00%
net assets after expense          E                       E          E          E
reductions

Ratio of net investment income     1.75%                   .95%       .39%       1.07%      2.11%
to average net assets

Portfolio turnover rate            67%                     155%       120%       132%       155%

Average commission rate F         $ .0394


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE APRIL 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $8,961,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $34,094,332,000 and $38,511,566,000, respectively, of which U.S. government and government agency obligations aggregated $2,116,783,000 and $12,561,153,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $17,822,000 and $159,450,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .45% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $11,041,000 on sales of shares of the fund.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $8,116,000 for the period.

5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.

6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements

6. BANK BORROWINGS - CONTINUED
with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $13,036,000. The weighted average interest rate was 5.6%.

7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,237,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $83,000 and $4,206,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS      PURCHASE      SALES  DIVIDEND       VALUE
AFFILIATES                    COST       COST    INCOME
AGCO Corp.                $ 19,417   $ 26,273      $ 78        $ -
AK Steel Holding Corp.           -          -     1,824     93,816
Albany International Corp.
Class A                          -      4,989       506          -
Anadarko Petroleum Corp.    67,109          -       949    236,682
Apache Corp.                     -     90,394     1,516    151,303
Bethlehem Steel Corp.            -     88,094         -          -
Black & Decker Corp.        10,324     49,447     3,314    196,598
Bowne & Co., Inc.                -     17,828       212          -
CSX Corp.                   41,888     97,572    16,429    652,139
Canadian Natural Resources
Ltd.                        36,699          -         -    145,314
Carematrix Corp.               670          -         -     16,490
Carlisle Companies, Inc.         -          -       503     54,841
Case Corp.                   6,883     24,631     1,320    334,869
Caterpillar, Inc.                -    376,898    16,384          -
Centex Construction Products,
Inc.                             -      2,601       312     24,889
Centex Corp.                     -     10,214       298     52,442
Chesapeake Energy Corp.          -          -         -     75,158
Chrysler Corp.                   -     19,851         -          -
Cincinnati Milacron, Inc.        -        139     1,219     63,476
Comdisco, Inc.                   -          -     1,198    133,164
Conrail, Inc.                    -    183,813     5,276          -
Continuum Co., Inc.              -          -         -          -
Deere & Co.                 34,077    218,101     7,198          -

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS      PURCHASE      SALES  DIVIDEND      VALUE
AFFILIATES                    COST       COST    INCOME
Digital Equipment Corp.   $ 21,362  $ 380,790       $ -        $ -
Dresser Industries, Inc.    11,061     13,803     6,644    296,703
Duriron Co., Inc.                -     12,169       827          -
Echlin, Inc.                     -     39,071     3,552    127,347
Enron Oil & Gas Co.         13,661          -     1,009    176,695
ENSCO International, Inc.        -      1,760         -          -
Equitable of Iowa Companies      -      9,444         -          -
Fluor Corp.                 32,718     69,770     1,758          -
Global Marine, Inc.              -     26,238         -    203,304
Greenfield Industries, Inc.      -     13,130       190          -
Guitar Center, Inc.              -          -         -     10,144
Hanna (M.A.) Co.                 -     45,934     1,812     57,724
Host Marriott Corp.              -          -         -    266,228
Host Marriott Services Corp.     -          -         -     27,797
IDEX Corp.                       -      6,919       837     38,270
Illinois Central Corp., Series A -        773         -          -
Ingersoll-Rand Co.           5,047     83,072     5,513          -
Inland Steel Industries, Inc.    -     74,058       707          -
Interim Services, Inc.           -      1,584         -          -
Kaydon Corp.                     -      1,768         -          -
Kennametal, Inc.               840     38,034     1,029          -
Lafarge Corp.                2,039     15,452     1,934    111,573
Landstar System, Inc.            -      2,923         -     26,154
Leggett & Platt, Inc.            -        494     3,873    262,233
Manpower, Inc.                   -     17,781       291          -
Mark IV Industries, Inc.         -     45,982       395          -
Maytag Co.                  10,827          -     4,450    158,237
Medusa Corp.                     -          -       987     61,721
Metromail Corp.              4,242      7,036         -          -
Mueller Industries, Inc.         -      3,350         -          -
NACCO Industries, Inc. Class A   -      6,049       579     35,167
Noble Affiliates, Inc.           -          -       801    188,999
Nucor Corp.                 28,197     18,685     1,643    210,103
Oakwood Homes Corp.             13      3,077       149     65,551
Omnicom Group, Inc.              -     23,395     3,449    221,983
Owens-Corning                    -     75,188       505    106,908
Parker & Parsley Petroleum Co.   -          -       187     55,082
Parker-Hannifin Corp.        2,128     58,642       973          -
Pegasus Communications Corp.
Class A                      4,200          -         -      3,300
Premdor, Inc.                    -     12,384         -          -
Prime Hospitality Corp.          -          -         -     48,088
Pulte Corp.                      -     10,772       606     68,969
Renaissance Energy Ltd.     14,336          -         -    259,519
Revco (D.S.), Inc.               -      6,482         -    148,169
Robert Half International, Inc.  -        995         -    133,097
Schulman (A.), Inc.              -     25,476       776          -
Seagull Energy Corp.         6,985     10,327         -          -
Shaw Industries, Inc.            -      5,414         -          -
Sherwin-Williams Co.         2,132     11,848     4,203    302,483
Smith (A.O.) Corp. Class B       -     18,350     1,181     43,524

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS      PURCHASE      SALES  DIVIDEND       VALUE
AFFILIATES                    COST       COST    INCOME
Sonat, Inc.               $ 41,188   $ 47,329   $ 7,179   $ 341,873
Southdown, Inc.                  -          -       615      52,687
Stop & Shop Companies, Inc.      -          -         -           -
Swift Transportation Co., Inc.   -      1,951         -      60,320
Synetic, Inc.               53,828          -         -      54,696
Texas Industries, Inc.         963     28,311       373           -
Tidewater, Inc.                  -      5,467         -           -
Toll Brothers, Inc.              -      9,158         -      44,942
Trinity Industries, Inc.         -      8,330     2,469     106,762
TRINOVA Corp.                  782      2,302     2,263      95,190
UCAR International, Inc.         -          -         -     139,963
USAir Group, Inc.                -     25,245         -           -
USG Corp.                        -     29,247         -      88,258
USX- U.S. Steel Group       17,774     99,548     3,336           -
Varity Corp.                     -     12,208         -           -
WHX Corp.                        -      6,499         -           -
TOTALS                   $ 491,390 $2,684,859 $ 125,631 $ 6,930,944

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Fidelity Magellan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Magellan Fund, including the schedule of portfolio investments, as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Magellan Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
May 5, 1997

DISTRIBUTIONS

The Board of Trustees of Fidelity Magellan Fund voted to pay on May 5, 1997, to shareholders of record at the opening of business on May 2, 1997, a distribution of $1.46 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.75 per share from net investment income.

A total of 18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 27% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.

SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
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251 University Avenue
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COLORADO
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CONNECTICUT
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1907 West State Road 434
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GEORGIA
3525 Piedmont Road, N.E.
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INDIANA
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MICHIGAN
280 North Woodward Ave.
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MISSOURI
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NEW JERSEY
150 Essex Street
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56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert Stansky, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
State Street Bank and Trust Company
North Quincy, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
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